RiverSource®
Structured SolutionsSM annuity
INDIVIDUAL LIMITED FLEXIBLE PURCHASE PAYMENTS DEFERRED INDEX-LINKED ANNUITY CONTRACT AND INTERESTS THEREIN
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center)
Updating Summary Prospectus
May 1, 2026
The Prospectus for the RiverSource Structured Solutions annuity (the Contract), a group deferred combination fixed/variable annuity contract issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”), is available and contains more information about the Contract including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Structured Solutions annuity — Summary Prospectus 1

2 RiverSource Structured Solutions annuity — Summary Prospectus

Key Terms
These terms can help you understand details about your Contract.
Annual Fee (Reduction Rate). A percentage that applies to certain Indexed Accounts (as defined in Your Contract) which is used to determine the Total Reduction Rate.
Buffer. A protection option for certain Crediting Methods. The Buffer percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. If the Index rate of return is more negative than the Buffer percentage, the negative Index rate of return will be reduced by the Buffer percentage. If the Index rate of return is negative and between zero and the Buffer percentage (inclusive of the Buffer percentage), the Segment will not have a loss due to negative Index performance. The Buffer percentage for each applicable Indexed Account will not change for the duration of the Contract.
Business Day. Any day, Monday through Friday, on which the New York Stock Exchange (“NYSE”) is open for regular trading. Our Business Day ends at 4 p.m. Eastern time unless the NYSE closes earlier. When the NYSE closes, the next Business Day starts. If the Securities and Exchange Commission determines the existence of emergency conditions on any day and, consequently, the NYSE does not open for regular trading, then that day is not a Business Day. We will process your purchase payment or any  transaction request (such as a transfer or surrender request) as of the Business Day We receive Your request.
Cap. For certain Crediting Methods, a declared maximum rate of return for a Segment when the Index rate of return is positive.
Code. The Internal Revenue Code of 1986, as amended.
Contingent Yield. A declared rate of return for certain Crediting Methods that limits positive Index returns. You will earn a predetermined rate of return if the Index rate of return is positive or is a loss that does not exceed the Buffer or Trigger percentage.
Contract Anniversary. The same Day and month as the Contract Date each year that the Contract remains in force.
Contract Date. The effective date of the Contract from which Contract Anniversaries and Contract years are determined.
Contract Value. The sum of the values in the Fixed Account, the Interim Account and the Indexed Account(s).
Crediting Method. A method used to determine the Segment rate of return.
Day. A calendar day, unless specified otherwise.
Fixed Account. An option available to which You may allocate the initial purchase payment and Contract Value. The Fixed Account is part of the General Account.
Floor. A protection option that places a limit or floor on the negative Index rate of return (if any) for certain Crediting Methods. The Floor percentage is the maximum percentage decrease in the Index rate of return that You will incur. If the Index rate of return is more negative than the Floor percentage, the Segment rate of return will equal the Floor percentage. The Floor percentage for each applicable Indexed Account will not change for the duration of the Contract.
General Account. The account that holds all of RiverSource Life’s assets, other than assets in any separate account(s) it may maintain.
Good Order. We cannot process Your transaction request relating to the Contract until We have received the request in Good Order at our Service Center. “Good order” means the actual receipt of the transaction request in writing, along with all information, forms and supporting legal documentation necessary to affect the transaction. To be in “Good Order,” Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions. This information and documentation generally include Your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the Indexed Accounts and the Fixed Account  affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that We may require. For certain transactions, at Our option, We may require the signature of all Contract Owners for the request to be in Good Order. With respect to purchase requests, “Good Order” also generally includes receipt of sufficient payment by Us to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirements at any time.
Index. A published index used to determine the rate of return for each Segment. For purposes of this Contract, an Exchange Traded Fund (ETF) is considered an index.
Indexed Account. An option available to which You may allocate the initial purchase payment and Contract Value. Each Indexed Account includes an Index(es), Crediting Method, duration and protection option with a protection percentage. The Crediting Method, duration and applicable protection option and percentage for each Indexed Account will not change for the duration of the Contract.
Indexed Account Value. The value representing the sum of the Segment Value(s) for the applicable Indexed Account.
Interim Account. Used to hold additional purchase payments until the next Contract Anniversary and any amounts transferred automatically to it if you elect automated partial surrenders and the automated transfer program. This program will transfer up to the annual total of your automated partial surrenders or any positive

RiverSource Structured Solutions annuity — Summary Prospectus 5

Contingent Yield earnings (depending on the option You elect) to the Interim Account on each contract anniversary (see "Surrenders - Automated Transfer Program"). The Interim Account is part of the General Account.
Investment Base. The Investment Base is used to calculate the Segment Value. Each Segment has its own Investment Base. When a Segment starts, the Investment Base is set equal to the portion of the purchase payment or Contract Value that is allocated to an Indexed Account. The Investment Base is adjusted proportionally for partial surrenders based on the percentage of Segment Value that is surrendered (i.e. the Investment Base is reduced by more or less than the dollar amount surrendered depending on whether the Segment Value is less than or greater than the Investment Base, which is generally dependent upon the performance of the Index in addition to other factors. See “Valuing Your Investment – Segment Value Calculation for Indexed Account(s)” for more information). The Investment Base is separate from Your Contract Value and Segment Value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Owner, You, Your. "Owner," "You" or "Your" refer to the Owner or Owners of this Contract. Any Contract provisions based on the Age of the Owner will be based on the Age of the oldest Owner. Any ownership change, including continuation of the contract by Your spouse under the Spouse’s Option to Continue Contract provision, redefines "Owner," "You" and "Your" as the new Owner.
Rate Lock Period. A period measured from the application date when the initial rates, Caps, Contingent Yields and Total Reduction Rates will be based on those in effect on the application date. For Contracts with application dates before September 14, 2020, the rate lock period is 60 days plus the number of days until the next scheduled Contract Date on or after the 60th day. Otherwise, the Rate Lock Period is 30 days plus the number of days until the next business day after the 30th day.
Segment. A Segment is created each time an amount is allocated to an Indexed Account. A Segment can only start on the Contract Date or on a Contract Anniversary.
Segment Maturity Date. The date a Segment ends. This is the Contract Anniversary date either (1) after the specified number of years in a Segment following the start date or (2) as changed under the elective lock provision.
Segment Value. The amount of Your Contract Value that is allocated to a Segment. The value fluctuates daily.
Segment Value Calculation. The calculation used to determine the daily Segment Value on any day other than on the Segment start date and the Segment Maturity Date. The result of this calculation determines the amount available for full and partial surrenders (including
RMDs and the Total Surrender Charge Free Amount), death benefits, and amounts applied to an annuity payment plan, as well as for the elective lock feature.
Surrender Charge. A charge We may deduct, based on the Surrender Charge schedule You selected at the time of application, if You surrender all or part of Your Contract Value before the end of the Surrender Charge period. A Surrender Charge does not apply to the Total Surrender Charge Free Amount.
Surrender Value. The amount You are entitled to receive if You make a full surrender from Your Contract. It is the Contract Value as of the Business Day we receive your request less any Surrender Charges.
Total Reduction Rate. A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account) that applies to certain Indexed Accounts. It reduces the Segment rate of return (e.g., lowers a positive Segment rate of return and increases a negative Segment rate of return) on the Segment Maturity Date. Prior to the Segment Maturity Date, a portion of the Total Reduction Rate is reflected in the Segment Value based on the portion of the Segment that has elapsed. In Your Contract, this is defined as “total fee”.
Total Surrender Charge Free Amount. The total amount You may surrender in any contract year during the Surrender Charge period without incurring a Surrender Charge. The Total Surrender Charge Free Amount is subject to the Segment Value Calculation if surrendered before the Segment Maturity Date.
Transfer Window. The 30-day period of time before a Contract Anniversary during which You may request a transfer of any Contract Value in the Fixed Account, Interim Account, and any Segments that mature on that Contract Anniversary to the Fixed Account and any available Indexed Accounts.
Trigger. A protection option for certain Crediting Methods with a  Contingent Yield. The Trigger percentage is the maximum percentage decrease in the Index before the Segment will incur a loss. If the Index rate of return is more negative than the Trigger percentage, this option provides no protection, and the Segment will incur the full Index loss (unlike the Buffer protection that would reduce the loss). If the Index rate of return is negative and between zero and the Trigger percentage, the Segment will not have a loss. The Trigger percentage for each applicable Indexed Account will not change for the duration of Your Contract.
Upside Participation Rate. A declared percentage that may adjust the rate of return for certain Crediting Methods.
We, Us, Our. Any reference to "We," "Us" or "Our" means RiverSource Life Insurance Company.
Written Request. A request in writing on a form acceptable to Us, signed by You and delivered to Us at Our service center. We may allow requests by other methods agreed to by Us.

6 RiverSource Structured Solutions annuity — Summary Prospectus

Updated Information You Should Consider About the Contract

There have been no changes to the Contract during the applicable time period.

RiverSource Structured Solutions annuity — Summary Prospectus 7

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you take a surrender during the first 3 or 6 Contract Years (depending on which Surrender Charge schedule you select), you may be assessed a
Surrender Charge of up to 8% of the amount of the purchase payment surrendered. For example, if you make an early withdrawal, you could pay a
Surrender Charge of up to $8,000 on a $100,000 investment. The amount available for surrender will be lower if there is a decrease in Contract Value due to the Segment Value Calculation. Taxes and/or tax penalties may also apply.
If all or a portion of Contract Value is removed from a Segment prior to the
Segment Maturity Date, the Segment Value Calculation is used to determine the amount available. In extreme circumstances, depending on the Indexed Account(s) you select, You could lose up to 100% of the amount invested in a Segment due to the Segment Value Calculation. For
example, if you allocate $100,000 to a 3-year Segment and take a surrender before the 3 years have ended, you could lose up to $100,000.
Full and partial surrenders (including RMDs and the Total Surrender Charge
Free Amount), death benefits, and annuitization from the Segments before the Segment Maturity Date, as well as the elective lock feature, will be based on the Segment Value Calculation.
Losses due to the Segment Value Calculation will be greater if you also have to pay Surrender Charges. Taxes and/or tax penalties may also apply.
Fee Table Contract Fees, Charges, and Value Adjustments Valuing Your Investment
Are There Transaction Charges?	No.

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses that You may pay each year, depending on the optional benefits You choose. Please refer to
Your Contract specifications page for information about the specific fees
You will pay each year based on the options You have elected.
There is an implicit ongoing fee on the Segments to the extent that Your participation in Index gains is limited by Us through the use of a Cap,
Contingent Yield, and/or Total Reduction Rate. This means that Your returns may be lower than the Index’s returns. However, in return for accepting this limit on Index gains, You may receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Fee Table Contract Fees, Charges, and Value Adjustments Crediting Methods
	Annual Fee	Minimum	Maximum
	Base Contract	0.00%	0.00%
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning the Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Surrender Charges and negative Segment Value Calculations that substantially increase costs.

	Lowest Annual Cost: $0	Highest Annual Cost: $0
	Assumes: •Investment of $100,000 •5% annual appreciation (Index rate of return) •Least expensive combination of Indexed Accounts •No sales charge •No additional withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation(Index rate of return) •Most expensive combination of Indexed Accounts •No sales charge •No additional withdrawals

	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?
Yes.You can lose money by investing in the Contract. After taking into account the current limits on loss under the Contract, if You invest in an
Indexed Account with an Annual Fee (Reduction Rate) or an Annual Lock
Indexed Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to 100% of your investment, including any prior earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss You could experience ranges from 75% to 90% of your investment, including any prior earnings, depending on the Indexed
Account(s) You select. If you invest in an Indexed Account with a Floor and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is 10% of your investment, including any prior earnings. If you invest in an Indexed
Account with a Trigger and hold the Segment until the maturity date, the maximum amount of loss You could experience due to negative Index performance is 100% of your investment, including any prior earnings.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the
Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee a Floor or Trigger protection option will always be available or that the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10% Buffer Indexed
Account. Without downside protection there is risk of loss of the entire amount invested.
Principal Risks of Investing in the Contract Crediting Methods

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Contract Value to supplement retirement income or for other long-term investment purposes.
•Surrenders from the Contract may result in Surrender Charges, taxes and/or tax penalties. The Segment Value Calculation may decrease the amount available for surrender from a Segment before the Segment
Maturity Date.
•Partial surrenders from the Segments will reduce the Investment Base for the Segment based on the percentage of Segment Value that is withdrawn. The reduction to the Investment Base may be greater than the amount withdrawn.
•Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the
Segment Maturity Date, which may result in loss of positive Index performance.
•Partial surrenders (including RMDs, the Total Surrender Charge Free
Amount, and Contingent Yield earnings when using the optional automated transfer program) will proportionally reduce any guaranteed death benefit based on the percentage of Contract Value that is withdrawn. The reduction to the death benefit may be greater than the value withdrawn.
•At the end of each Segment, on the Contract Anniversary that coincides with the Segment Maturity Date, all or a portion of your Contract Value will be reallocated according to Your instructions. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account (excluding any amounts for the automated transfer program) will transfer to the Fixed
Account. Any Contract Value in a maturing Segment (excluding amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed Account. If the Indexed
Account is no longer available, the Contract Value in the maturing
Segment will be automatically transferred to the Fixed Account for the next Contract Year.
Principal Risks of Investing in the Contract Transfers Surrenders

	RISKS	Location in Statutory Prospectus
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexes). Each investment option (including the Fixed Account) will have its own unique risks. You should review the available investment options before making an investment decision.
The Cap, Contingent Yield, and/or Total Reduction Rate, as applicable, may limit positive Index returns (e.g., limited upside). This may result in You earning less than the Index rate of return. For example:
•Cap. If the Index rate of return is 15% and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to the Cap on the
Segment Maturity Date).
•Contingent Yield. If the Index rate of return is 15% and the Contingent
Yield is 8%, the Segment rate of return will be 8% (the Contingent Yield)
on the Segment Maturity Date.
•Total Reduction Rate. If the Index rate of return is 15%, there is no Cap, and the Total Reduction Rate is 2%, the Segment rate of return will be
13% (the Index rate of return, minus the Total Reduction Rate) on the
Segment Maturity Date. For Indexed Accounts with an Annual Fee
(Reduction Rate), the Total Reduction Rate will be deducted from the rate of return after any applicable Cap or Buffer is applied.
The Buffer, Floor or Trigger percentage, as applicable, may limit negative
Index returns (e.g., limited protection in the case of market decline). For example:
•Buffer. The Buffer percentage is the maximum percentage decrease in the Index Value before the Segment rate of return will incur a loss. You are responsible for all losses in excess of the Buffer. If the Index rate of return is -15% and the Buffer percentage is -10%, the Segment rate of return will be -5% (the amount of the negative Index rate of return that exceeds the Buffer percentage) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the rate of return after the Buffer is applied.
For example, if the Index rate of return for a 3-year Segment is -5%, the
Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -3%
•Floor. The Floor percentage is the maximum percentage decrease in the
Index rate of return that You will incur. You are responsible for any losses up to and including the Floor. If the Index rate of return is -15% and the
Floor percentage is -10%, the Segment rate of return will be -10% (the
Floor percentage) on the Segment Maturity Date.
•Trigger. The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the Index rate of return is -35% and the
Trigger percentage is -25%, the Segment rate of return will be -35% (the full negative Index rate of return) on the Segment Maturity Date.
•Each Index is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing in the Contract Investment Options Crediting Methods

	RISKS	Location in Statutory Prospectus
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Riversource
Life Insurance Company. Any obligations (including under the Fixed Account and the Indexed Accounts), guarantees, or benefits are subject to Our claims-paying ability. Information about RiverSource Life Insurance
Company, including Our financial strength ratings, is available upon request by contacting 1-800-862-7919.
Principal Risks of Investing in the Contract Other Information
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Transfers
•Transfers to and from the Fixed Account and Indexed Accounts may only be requested each Contract Year during the 30-day Transfer
Window that ends on the Contract Anniversary coinciding with the
Segment Maturity Date. The transfer will be made on the Contract
Anniversary.
•You may transfer any Contract Value in the Interim Account (excluding any amounts in the Interim Account for the automated transfer program) to the Fixed Account and any available Indexed Accounts once each Contract Year on the Contract Anniversary.
•If You elect Automatic Rebalancing, You may not be invested in multi-year
Indexed Accounts.
•If You elect the 3-year Surrender Charge schedule, You may not invest in
6-year Indexed Accounts during the entire time that You own the
Contract.
•We may add new Indexed Accounts or discontinue an Indexed Account.
•We may substitute an Index during a Segment or on the Segment
Maturity Date.
•We may stop offering certain Crediting Methods.
•We can change the interest rates for the Fixed and Interim Accounts, and the Cap, Contingent Yield, Upside Participation Rate and Total Reduction
Rate from one Segment to the next, subject to the applicable guaranteed minimum rates (or guaranteed maximum rate for the Total Reduction
Rate).
•We may limit the percentage of Contract Value in the Fixed Account and prohibit or limit transfers to the Fixed Account at any time in Our sole discretion on a non-discriminatory basis with notification.
•Additional purchase payments can only be made for 90 days after issue and are invested in the Interim Account until the first Contract
Anniversary.
Purchasing the Contract Indexed Accounts Crediting Methods Transfers
Are There Any Restrictions on Contract Benefits?
Yes.
•Except as provided otherwise under the Contract, Contract benefits may not be modified or terminated by Us.
•All partial surrenders will proportionally reduce any guaranteed death benefit based on the percentage of Contract Value that is withdrawn. The reduction to the death benefit may be greater than the amount withdrawn.
•If an elective lock is exercised on a multi-year Segment, the Segment
Maturity Date will be changed to the next Contract Anniversary if the original Segment Maturity Date was a later Contract Anniversary date.
Valuing Your Investment – Elective Lock Surrenders Death Benefits

	TAXES	Location in Statutory Prospectus
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account
(“IRA”). Surrenders will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence Your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information
Should I Exchange My Contract?
If You already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer You a new Contract in place of the one You already own. You should only exchange a Contract You already own if You determine, after comparing the features, fees, and risks of both Contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Taxes – Non-Qualified Annuities – 1035 Exchanges

Appendix A: Investment Options Available Under the Contract
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide You with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at riversource.com/structuredannuityrates.
Note: If amounts are removed from a Segment before the Segment Maturity Date, the amount is determined based on the Segment Value Calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Segment until the maturity date. See “Contract Fees, Charges, and Value Adjustments” and “Crediting Methods” for more information.
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if Held Until Segment Maturity)		Minimum Limit on Index Gain (for the Life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
iShares U.S. Real Estate ETF 2-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	2 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	4%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 2-year with -10% Buffer	MSCI EAFE	Market Index	2 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	4%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI Emerging Markets 2-year with -10% Buffer	MSCI Emerging Markets	Market Index	2 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	4%	Minimum Cap	90%
							100%	Minimum Upside Participation
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
Nasdaq 100 2-year with -10% Buffer	Nasdaq 100	Market Index	2 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	4%	Minimum Cap	90%
							100%	Minimum Upside Participation
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation

	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if Held Until Segment Maturity)		Minimum Limit on Index Gain (for the Life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Russell 2000 2-year with -10% Buffer	Russell 2000	Market Index	2 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	4%	Minimum Cap	90%
							100%	Minimum Upside Participation
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500 2-year with -10% Buffer	S&P 500	Market Index	2 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	4%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500 ESG 1-year with -10% Buffer	S&P 500 Scored & Screened**	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 ESG 2-year with -10% Buffer	S&P 500 Scored & Screened**	Market Index	2 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	4%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 1-year with -10% Floor	MSCI EAFE	Market Index	1 year	Point-to-Point with a Floor	-10%	Floor	2%	Minimum Cap	10%
							100%	Minimum Upside Participation

	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if Held Until Segment Maturity)		Minimum Limit on Index Gain (for the Life of the Indexed Account)		Maximum Loss on Segment Maturity Date
S&P 500 1-year with -10% Floor	S&P 500	Market Index	1 year	Point-to-Point with a Floor	-10%	Floor	2%	Minimum Cap	10%
							100%	Minimum Upside Participation
S&P 500 ESG 1-year with -10% Floor	S&P 500 Scored & Screened**	Market Index	1 year	Point-to-Point with a Floor	-10%	Floor	2%	Minimum Cap	10%
							100%	Minimum Upside Participation
Annual Lock Indexed Accounts
MSCI EAFE 3-year Annual Lock with -10% Buffer	MSCI EAFE	Market Index	3 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	99.9%
MSCI EAFE 6-year Annual Lock with -10% Buffer	MSCI EAFE	Market Index	6 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	100%
Russell 2000 3-year Annual Lock with -10% Buffer	Russell 2000	Market Index	3 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	99.9%
Russell 2000 6-year Annual Lock with -10% Buffer	Russell 2000	Market Index	6 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	100%
S&P 500 3-year Annual Lock with -10% Buffer	S&P 500	Market Index	3 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	99.9%
S&P 500 6-year Annual Lock with -10% Buffer	S&P 500	Market Index	6 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	100%
Contingent Yield Indexed Accounts
S&P 500 1-year Contingent Yield with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Contingent Yield and Buffer	-10%	Buffer	1%	Minimum Contingent Yield	90%
S&P 500 1-year Contingent Yield with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Contingent Yield and Buffer	-15%	Buffer	1%	Minimum Contingent Yield	85%
S&P 500 1-year Contingent Yield with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Contingent Yield and Buffer	-20%	Buffer	1%	Minimum Contingent Yield	80%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Yield with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Contingent Yield and Buffer	-10%	Buffer	1%	Minimum Contingent Yield	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Yield with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Contingent Yield and Buffer	-15%	Buffer	1%	Minimum Contingent Yield	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Yield with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Contingent Yield and Buffer	-20%	Buffer	1%	Minimum Contingent Yield	80%
S&P 500 1-year Contingent Yield with -25% Trigger	S&P 500	Market Index	1 year	Point-to-Point with a Contingent Yield and Trigger	-25%	Trigger	1%	Minimum Contingent Yield	100%
S&P 500 1-year Contingent Yield with -35% Trigger	S&P 500	Market Index	1 year	Point-to-Point with a Contingent Yield and Trigger	-35%	Trigger	1%	Minimum Contingent Yield	100%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Yield with -25% Trigger	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Contingent Yield and Trigger	-25%	Trigger	1%	Minimum Contingent Yield	100%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Yield with -35% Trigger	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Contingent Yield and Trigger	-35%	Trigger	1%	Minimum Contingent Yield	100%
Annual Fee (Reduction Rate) Indexed Accounts

	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if Held Until Segment Maturity)		Minimum Limit on Index Gain (for the Life of the Indexed Account)		Maximum Loss on Segment Maturity Date
MSCI EAFE 1-year with Annual Fee and -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with an Annual Fee (Reduction Rate) and Buffer	-10%	Buffer	2%	Minimum Cap	98%
							8%	Maximum Total Reduction Rate
MSCI EAFE 3-year with Annual Fee and -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with an Annual Fee (Reduction Rate) and Buffer	-15%	Buffer	6%	Minimum Cap	100%
							24%	Maximum Total Reduction Rate
Russell 2000 1-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with an Annual Fee (Reduction Rate) and Buffer	-10%	Buffer	2%	Minimum Cap	98%
							8%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with an Annual Fee (Reduction Rate) and Buffer	-15%	Buffer	6%	Minimum Cap	100%
							24%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with an Annual Fee (Reduction Rate) and Buffer	-10%	Buffer	2%	Minimum Cap	98%
							8%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with an Annual Fee (Reduction Rate) and Buffer	-15%	Buffer	6%	Minimum Cap	100%
							24%	Maximum Total Reduction Rate
Enhanced Upside Participation Indexed Accounts
MSCI EAFE 1-year with Enhanced Upside Participation and -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 3-year with Enhanced Upside Participation and -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
MSCI EAFE 6-year with Enhanced Upside Participation and -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 1-year with Enhanced Upside Participation and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer and a Cap	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 3-year with Enhanced Upside Participation and -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 6-year with Enhanced Upside Participation and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer and a Cap	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
** Previously known as S&P 500 ESG.
We will not offer Indexed Accounts with Caps or Contingent Yields below 0.25%; Upside Participation Rates below 100%; or Total Reduction Rates above 30%.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%. In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee Floor or Trigger protection options will always be available. See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for more information.

The following is a list of fixed options currently available under the Contract. See “Investment Options – Interim Account/Fixed Account” for more information.
Name	Guaranteed Minimum Interest Rate
Interim and Fixed Accounts	Contract Issue Year
2020: 1.00%
2021: 1.00%
2022: 1.00%
2023: 2.95%
2024: 3.00%
2025: 2.65%
2026: 2.40%

The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9103_12_E01_(05/26)
Reports and other information about RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000261987
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